Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2015
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net

5. Real estate properties held for lease, net

	December 31, 2014	December 31, 2015
	US$	US$
Elementary schools	3,485,673	3,284,593
Basement parking	1,979,104	10,181,887
Kindergartens	8,040,216	7,576,396
Parking facilities	19,238,109	18,128,308
Clubhouses	6,811,668	6,418,720
Shopping mall	40,322,338	38,499,378

Total costs	79,877,108	84,089,282

Accumulated depreciation	(10,653,360)	(12,956,700)

Real estate properties held for lease, net	69,223,748	71,132,582

Depreciation expense for real estate properties held for lease for the year ended December 31, 2015 amounted to US$2,303,340 (2013: US$1,580,540; 2014: US$2,032,019).

As of December 31, 2015, US$36,550,198 real estate properties held for lease were pledged as collateral for other debts (2014: US$38,280,864).

As of December 31, 2015, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2016	9,950,598
2017	9,947,668
2018	9,969,725
2019	10,048,191
2020 and thereafter	150,781,495

Total	190,697,677